Segment information - Summary of operating segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥) segment
Segment information
Number of operating segments | segment	5	5	5	5
Number of reportable segments not disclosed	true	true	true	true
Total net revenues	¥ 105,919,546	$ 15,146,294	¥ 108,420,832	¥ 112,856,020
Fulfillment expenses	8,291,670	1,185,693	8,346,864	8,262,004
Marketing expenses	2,988,995	427,421	2,979,654	3,242,215
Technology and content expenses	1,755,123	250,979	1,892,434	1,767,530
General and administrative expenses	4,374,425	625,534	3,992,657	4,146,568
Share-based compensation expenses	1,731,063		1,537,740	1,509,806
Segment income from operations	8,135,946	1,163,426	9,173,253	9,104,135
Other income and expenses	778,737		814,227	882,867
Income before income taxes and share of income of equity method investees	8,914,683	$ 1,274,784	9,987,480	9,987,002
Intersegment Eliminations
Segment information
Total net revenues	597,034		583,252	730,491
Operating Segment
Segment information
Total net revenues	106,516,580		109,004,084	113,586,511
Vip.Com
Segment information
Total net revenues	101,136,509		104,379,002	109,177,540
Cost of revenues	(79,555,236)		(81,251,073)	(85,569,090)
Fulfillment expenses	(8,200,923)		(8,241,185)	(8,151,510)
Marketing expenses	(2,719,647)		(2,766,702)	(3,170,057)
Technology and content expenses	(1,355,745)		(1,424,414)	(1,350,414)
General and administrative expenses	(2,323,903)		(2,290,281)	(2,312,911)
Share-based compensation expenses	(1,039,023)		(1,137,590)	(1,023,215)
Other segment items	856,160		731,609	639,886
Segment income from operations	7,182,538		8,351,532	8,619,170
Vip.Com | Intersegment Eliminations
Segment information
Total net revenues	384,346		352,166	378,941
Vip.Com | Operating Segment
Segment information
Total net revenues	101,520,855		104,731,168	109,556,481
Shan Shan Outlets
Segment information
Total net revenues	4,058,022		3,284,968	2,771,018
Cost of revenues	(1,859,631)		(1,626,883)	(1,488,518)
Fulfillment expenses	0		0	0
Marketing expenses	(234,942)		(200,850)	(170,246)
Technology and content expenses	0		0	0
General and administrative expenses	(644,851)		(558,476)	(457,780)
Share-based compensation expenses	(660,719)		(360,055)	(441,195)
Other segment items	175,818		160,771	122,882
Segment income from operations	857,213		725,236	361,120
Shan Shan Outlets | Intersegment Eliminations
Segment information
Total net revenues	23,516		25,761	24,959
Shan Shan Outlets | Operating Segment
Segment information
Total net revenues	4,081,538		3,310,729	2,795,977
Other
Segment information
Total net revenues	725,015		756,862	907,462
Cost of revenues	(350,505)		(344,551)	(405,095)
Fulfillment expenses	0		0	0
Marketing expenses	0		0	0
Technology and content expenses	0		0	0
General and administrative expenses	(263,248)		(333,414)	(530,555)
Share-based compensation expenses	0		0	0
Other segment items	(204,239)		(187,737)	(174,558)
Segment income from operations	96,195		96,485	123,845
Other | Intersegment Eliminations
Segment information
Total net revenues	189,172		205,325	326,591
Other | Operating Segment
Segment information
Total net revenues	¥ 914,187		¥ 962,187	¥ 1,234,053